Convertible Notes Payables (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Notes Payables [Abstract]
Schedule of Measurement Inputs

The key inputs of the models used to value the June and July Notes were:

	July 12, 2025	June 12, 2025
	(issuance)	(issuance)
Stock Price	$21.43	$10.0
Volatility	45%	45%
Discount Rate	40%	40%
Risk free rate of return	4.32%	4.20%
Term to maturity (years)	0.4	0.12

The key assumptions used to value the convertible notes as of December 31, 2025 and issuance dates:

	December 31,	November , 2025	September 3, 2025
	2025	(issuance)	(issuance)
Stock Price	$1.92	$5.92	$9.66
Equity Volatility	70%	60%	65%
Discount Rate	20%	20%	20%
Risk free rate of return	3.48 - 3.52%	3.73%	3.62%
Term to maturity (years)	0.68 - 0.87	1.0	1.0

Schedule of Change in Fair Value Unobservable Inputs

The change in the fair value of the June and July Notes measured using Level 3 inputs is summarized as follow:

June and July 2025 Notes
Convertible Notes balance at December 31, 2024	-
Proceeds from issuance	$2,614,318
Change in fair value	1,568,489
Conversion of notes	(4,182,807)
Convertible Notes balance at December 31, 2025	$-

The following table presents changes of the convertible notes with significant unobservable inputs (Level 3) for the year ended December 31, 2025:

Convertible Notes
Convertible Notes balance at December 31, 2024	-
Proceeds from issuance	$5,000,000
Fair value of Warrants	(799,888)
Repayment of notes	(857,020)
Change in fair value	125,471
Convertible Notes balance at December 31, 2025	$3,468,563

Schedule of Convertible Notes Payables

The following table summarizes the Convertible Notes Payables at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
The June 2024 Notes	$-	$2,472,848
Senior Convertible Notes	3,468,563	-
	$3,468,563	$2,472,848